LONG-TERM LOANS (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Jun. 30, 2019
Debt Instrument [Line Items]
Loans Payable to Bank	$ 16,100	$ 21,288
Less: current portion	(320)	(20,310)
Long-term bank loans	15,780	978
MYR-denominated loans [Member]
Debt Instrument [Line Items]
Loans Payable to Bank	842	947
SGD-denominated loans [Member]
Debt Instrument [Line Items]
Loans Payable to Bank	258	346
Convertible Bond [Member]
Debt Instrument [Line Items]
Loans Payable to Bank	0	19,995
US Dollar Denominated Loan [Member]
Debt Instrument [Line Items]
Loans Payable to Bank	$ 15,000	$ 0